Loans (Details 1) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Loan sales by portfolio segment
Net gains/(losses) on sales of loans (including lower of cost or fair value adjustments)	$ 66	$ 109
Wholesale [Member]
Loan sales by portfolio segment
Net gains/(losses) on sales of loans (including lower of cost or fair value adjustments)	61	79
Consumer Excluding Credit Card [Member]
Loan sales by portfolio segment
Net gains/(losses) on sales of loans (including lower of cost or fair value adjustments)	25	30
Credit Card [Member]
Loan sales by portfolio segment
Net gains/(losses) on sales of loans (including lower of cost or fair value adjustments)	$ (20)	$ 0